COMBINED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 49,872	$ 15,706
Restricted cash	251,983	39,715
Accounts receivable, net	50,301	4,952
Other current assets	60,828	24,142
Total current assets	412,984	84,515
Leasing equipment, net	36,012	37,116
Operating lease right-of-use assets, net	71,547	60,561
Property, plant, and equipment, net	1,517,594	940,258
Investments	54,408	123,794
Intangible assets, net	67,737	13,028
Goodwill	257,137	122,735
Other assets	24,882	17,003
Total assets	2,442,301	1,399,010
Current liabilities:
Accounts payable and accrued liabilities	115,634	52,276
Debt, net	0	25,000
Operating lease liabilities	2,899	892
Other current liabilities	10,934	4,189
Total current liabilities	129,467	82,357
Debt, net	718,624	253,473
Operating lease liabilities	67,505	60,011
Other liabilities	64,659	7,772
Total liabilities	980,255	403,613
Commitments and contingencies
Equity
Net Parent investment	1,617,601	999,291
Accumulated other comprehensive loss	(155,464)	(26,237)
Parent company equity	1,462,137	973,054
Non-controlling interests in equity of consolidated subsidiaries	(91)	22,343
Total equity	1,462,046	995,397
Total liabilities and equity	$ 2,442,301	$ 1,399,010